General information and significant accounting policies - Summary of Impact of New Accounting Standard (Details)			12 Months Ended
	Jan. 01, 2019 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2020 USD ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue			$ 915,892,000	$ 704,325,000	$ 585,047,000
Operating expenses
Voyage expenses			(7,959,000)	(6,160,000)	(5,146,000)
Operating expense			(670,558,000)	(574,353,000)	(574,505,000)
Net income / (loss)			94,124,000	(48,490,000)	(190,071,000)
IFRS 15 Revenue recognition [Abstract]
Adoption of IFRS 15 impact on cash flow				0
Adoption of IFRS 15 impact on balance sheet				0
IFRS 16 Leases [Abstract]
Accumulated deficit			(304,922,000)	(399,046,000)
Number of bareboat chartered-in vessels one year	3
Equity Adjusted For Cumulative Effect Of New Accounting Principle In Period Of Adoption		$ 4,000		(2,249,000)
Right of use assets for vessels			807,179,000	697,903,000		$ 1,600,000
Lease liabilities	$ 50,700,000		$ 632,474,000			$ 1,600,000
Operating leases and lease financing
Leases - IFRS 16
IFRS 16, Leases, was issued by the International Accounting Standards Board on January 13, 2016. IFRS 16 applies to an entity's first annual IFRS financial statements for a period beginning on or after January 1, 2019. IFRS 16 amends the definition of what constitutes a lease to be a contract that conveys the right to control the use of an identified asset if the lessee has both (i) the right to obtain substantially all of the economic benefits from the use of the identified asset, and (ii) the right to direct the use of the identified asset throughout the period of use. We have determined that our existing pool and time charter-out arrangements meet the definition of leases under IFRS 16, with the Company as lessor, on the basis that the pool or charterer manages the vessels in order to enter into transportation contracts with their customers, and thereby enjoys the economic benefits derived from such arrangements. Furthermore, the pool or charterer can direct the use of a vessel (subject to certain limitations in the pool or charter agreement) throughout the period of use.
Moreover, under IFRS 16, we are also required to identify the lease and non-lease components of revenue and account for each component in accordance with the applicable accounting standard. In time charter-out or pool arrangements, we have determined that the lease component is the vessel and the non-lease component is the technical management services provided to operate the vessel. These components are accounted for as follows:
•All fixed lease revenue earned under these time charter-out arrangements is recognized on a straight-line basis over the term of the lease.
•Lease revenue earned under our pool arrangements is recognized as it is earned, since it is 100% variable.
•The non-lease component is accounted for as services revenue under IFRS 15 - Revenue from Contracts with Customers. This revenue will be recognized “over time” as the customer (i.e. the pool or the charterer) is simultaneously receiving and consuming the benefits of the service.
The application of the above principles did not result in a material difference to the amount of revenue recognized under previous accounting policies for pool and time-out charter arrangements.
IFRS 16 - Leases also amends the existing accounting standards to require lessees to recognize, on a discounted basis, the rights and obligations created by the commitment to lease assets on the balance sheet, unless the term of the lease is 12 months or less. Upon transition, a lessee shall apply IFRS 16- Leases to its leases either retrospectively to each prior reporting period presented (the ‘full retrospective approach’) or retrospectively with the cumulative effect of initially applying IFRS 16 - Leases recognized at the date of initial application (the ‘modified retrospective approach’).  We applied the modified retrospective approach upon transition, which resulted in the recognition of right-of-use assets and corresponding liabilities, on the basis of the discounted remaining future minimum lease payments, relating to the existing bareboat chartered-in vessel commitments for three bareboat chartered-in vessels, which are scheduled to expire in April 2025. The impact of the application of this standard on the opening balance sheet as of January 1, 2019 was the recognition of a $48.5 million  right of use asset, a $50.7 million operating lease liability and a $2.2 million reduction in retained earnings relating to these three vessels.
We have elected certain practical expedients available under IFRS 16 - Leases, specifically as they relate to (i) the reassessment of whether a contract is, or contains, a lease at the date of initial application, and (ii) leases whose terms end within 12 months of the date of initial application.
As of December 31, 2020, we had 26 bareboat chartered-in vessels which are being accounted for under IFRS 16, Leases as right of use assets and related lease liabilities. Under IFRS 16, there is no charterhire expense for these vessels as the right of use assets are depreciated on a straight-line basis (through depreciation expense) over the lease term, and the lease liability is amortized over that same period (with a portion of each payment allocated to principal and a portion allocated to interest expense). We recorded charterhire expense during the year ended December 31, 2019 for certain vessels that were bareboat chartered-in for terms that were less than 12 months upon the date of transition to IFRS 16.
Prior to the application of IFRS 16, costs in respect of operating leases were charged to the consolidated statement of income or loss on a straight-line basis over the lease term. IFRS 16, Leases, required the recognition of right-of-use assets and corresponding liabilities for all leases, unless the underlying asset is of low value and / or the lease term is less than 12 months.
			Lease Financing During the years ended December 31, 2020, 2019, and 2018, we entered into sale and leaseback transactions in which certain of our vessels were sold to a third party and then leased back to us under bareboat chartered-in arrangements. In these transactions, the criteria necessary to recognize a sale of these vessels were not met under IFRS 16. Accordingly, these transactions have been accounted for as financing arrangements, with the liability under each arrangement recorded at amortized cost using the effective interest method and the corresponding vessels recorded at cost, less accumulated depreciation, on our consolidated balance sheet. All of these arrangements are further described in Note 12.
Vessels [member]
IFRS 16 Leases [Abstract]
Right of use assets for vessels	48,500,000		$ 790,054,000	680,483,000
Lease liabilities	$ 48,500,000
Accumulated deficit
Operating expenses
Net income / (loss)			$ 94,124,000	(48,490,000)	$ (190,071,000)
IFRS 16 Leases [Abstract]
Equity Adjusted For Cumulative Effect Of New Accounting Principle In Period Of Adoption		$ 4,000		$ (2,249,000)